Award Timing Disclosure	12 Months Ended
Sep. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We maintain an equity grant policy. Generally, under this policy and subject to certain exceptions, the effective date of equity grants (including for new hires) is the fifteenth day of the second month of the quarter (February, May, August, or November) coincident with, or immediately following, the date on which the Compensation Committee or the Board approves the grant, except that if such date falls within a trading blackout period, then the date of grant will generally instead be on the next trading day following the public dissemination of the information giving rise to the blackout period.
We generally grant annual equity-based awards to our executive officers in the first quarter of each fiscal year, in connection with our annual compensation review and approval process, although the exact timing may change from year to year. The Compensation Committee and/or the Board may also grant equity awards at different times of the year for new hires and in connection with promotions, or grants made for retention or other purposes. Neither the Compensation Committee nor the Board grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In Fiscal 2025, equity compensation for our NEOs consisted solely of RSUs and PSUs; we did not grant stock options to our NEOs in Fiscal 2025.

Award Timing Method
We maintain an equity grant policy. Generally, under this policy and subject to certain exceptions, the effective date of equity grants (including for new hires) is the fifteenth day of the second month of the quarter (February, May, August, or November) coincident with, or immediately following, the date on which the Compensation Committee or the Board approves the grant, except that if such date falls within a trading blackout period, then the date of grant will generally instead be on the next trading day following the public dissemination of the information giving rise to the blackout period.
We generally grant annual equity-based awards to our executive officers in the first quarter of each fiscal year, in connection with our annual compensation review and approval process, although the exact timing may change from year to year. The Compensation Committee and/or the Board may also grant equity awards at different times of the year for new hires and in connection with promotions, or grants made for retention or other purposes
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Compensation Committee nor the Board grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false